Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2015
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2015
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
RiverFront Moderate Growth & Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement, Text Block	fitrust_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Moderate Growth & Income Fund (the “Fund”)

SUPPLEMENT DATED DECEMBER 16, 2015 TO

THE SUMMARY PROSPECTUS, THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED

FEBRUARY 28, 2015

This Supplement updates certain information contained in the Summary Prospectus, the Prospectus, and the Statement of Additional Information for the Fund, each dated February 28, 2015.  Additional copies of the Prospectus may be obtained free of charge by visiting the Fund’s website at www.alpsfunds.com or calling 866.759.5679.

Effective as of the close of business on the sixty-first day after the date of the supplement, the Fund’s investment objective will be modified to give equal prominence to the Fund’s income-related and capital appreciation-related objectives.  The Fund’s principal investment strategy will also be modified accordingly.

The Fund’s investment objective on page 1 of the Summary Prospectus, pages 33 and 65 of the Prospectus, and on page 2 is of the Statement of Additional Information is deleted in its entirety and replaced by the following:

The Fund’s primary investment objective is to seek to provide (1) a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital.

Fund’s principal investment strategy on page 2 of the Summary Prospectus, pages 33-34 and 68 of the Prospectus, and on page 5 of the Statement of Additional Information is deleted in its entirety and replaced by the following:

The Fund is designed for investors seeking current income and the potential for their income level to grow over time. Under normal conditions, the Fund is expected to invest between 50% and 70% of its assets in a globally diversified portfolio of equity securities with a significant allocation to dividend paying stocks, and the balance of the Fund (typically 30-50%) is expected to be invested in various other income-paying securities, including corporate debt.

The amount allocated to equities and the allocation across the various global equity markets will be determined by RiverFront's assessment of the growth opportunities in these markets, with the relative attractiveness of the market from a valuation perspective being a primary determinant of growth potential.

The Fund may invest in international securities (including emerging markets). The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.  Investors in this portfolio should assume a certain degree of portfolio volatility.

The Fund applies generally accepted investment theories, is diversified so as to minimize the risk of large losses and that is designed to provide long-term appreciation and capital preservation through a mix of equity and fixed income exposures consistent with a target level of risk appropriate for participants of the plan as a whole.

The Fund is designed so that it can qualify as a qualified default investment alternative (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment advisor, is responsible for determining whether the Fund qualifies as a QDIA.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE